Long-Term Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Long-Term Liabilities (Details) [Line Items]
Payment percentage	3.50%
Grants received percentage	100.00%
Expected term	10 years
Discount rate	11.50%
HUB [Member]
Long-Term Liabilities (Details) [Line Items]
Grant received	$ 973
ALD [Member]
Long-Term Liabilities (Details) [Line Items]
Grant received	1,873
ALD Software [Member]
Long-Term Liabilities (Details) [Line Items]
Payable amount	$ 467